Basis of presentation and consolidation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation and consolidation	Basis of presentation and consolidation
The accompanying audited consolidated financial statements as of December 31, 2023 and 2022 and for the years ended December 31, 2023 and 2022 (the “Consolidated Financial Statements”) were prepared using U.S. Generally Accepted Accounting Principles (“GAAP”). The significant accounting policies described in Note 3 — Significant accounting policies are in accordance with GAAP and have been applied consistently to all periods presented.
Certain previously reported amounts have been reclassified between line items to conform to the current period presentation.
Functional and presentation currency
The Consolidated Financial Statements are presented in the U.S. dollar (“USD”), which is the reporting currency of the Company. The functional currency of the Company and Curaleaf, Inc. and its subsidiaries is the USD, and the functional currencies of the Company’s international subsidiaries’ include the Sterling Pound, the Euro, the Swiss Franc and the Swedish Krona. The financial accounts of the Company’s international subsidiaries are translated to USD using exchange rates at specific reporting dates or average rates over the reporting period, as applicable. Gains and losses resulting from foreign currency translation adjustments are recognized within Accumulated other comprehensive loss, which is a component of equity. Transactional exchange gains and losses are included in Other income (expense), net.
Basis of measurement
The Consolidated Financial Statements have been prepared on the going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value as described herein.
Basis of consolidation
The Consolidated Financial Statements include all the accounts of the Company, its wholly-owned subsidiaries and majority-owned subsidiaries as well as legal entities in which it, directly or indirectly, holds a controlling financial interest, through management service agreements or other financing arrangements. See Note 3 — Significant accounting policies and Note 27 — Variable interest entities for further detail. All intercompany balances and transactions have been eliminated in consolidation.
Included in the Consolidated Financial Statements are the following wholly-owned and majority-owned subsidiaries of the Company as well as entities over which the Company held a controlling financial interest as of December 31, 2023 and 2022:

		2023	2022
Business name	Operations Location	Ownership %(1)
Curaleaf International Holdings Limited	Guernsey	68.5%	68.5%
Curaleaf, Inc.	NY	—	100%

(1) Based on % of voting interests held by the Company.
Change in ownership
The Company previously had a 100% investment in a wholly-owned subsidiary, Curaleaf Inc., via its ownership of all of the shares of common stock of Curaleaf, Inc. In connection with the TSX Listing, the Company proceeded with the necessary internal reorganization (the “Reorganization”) of its U.S. operations, in order to meet the conditions set forth in the TSX conditional approval. Among other things, the capital structure of Curaleaf, Inc. was restructured in December 2023, such that it is now comprised of the following three classes of equity:
1. Class A Common Stock (voting, sole share)
2. Class B Common Stock (non-voting, 999 shares)
3. Class C Common Stock (voting, none issued)
Pursuant to such Reorganization, the 100 shares of common stock in Curaleaf, Inc. previously held by the Company was automatically exchanged for 999 shares of Class B Common Stock. The Class B Common Stock does not provide for voting rights but are exchangeable into shares of Class C Common Stock of Curaleaf, Inc., which is voting and participating, at any time. Concurrently with the Reorganization, Curaleaf, Inc. entered into a subscription agreement (the “Subscription Agreement”) with a third party investor not affiliated with the Company (the “Investor”), pursuant to which Curaleaf, Inc. issued the Investor one share of Class A Common Stock in consideration for 254,315 of the SVS then-owned by the Investor that had an aggregate market value of $1.1 million. Following completion of the Reorganization, the Company holds all of the issued and outstanding Class B Common Stock, representing 99.9% of the economic ownership of Curaleaf, Inc., on an as-converted basis, and the Investor holds all of the issued and outstanding Class A Common Stock of Curaleaf, Inc., representing 100% of the voting rights of Curaleaf, Inc.
As a result of the limited rights associated with the Class B Common Stock, concurrently with the Reorganization, the Company entered into a protection agreement with Curaleaf, Inc. (the “Protection Agreement”) providing for certain negative covenants in order to preserve the value of the Class B Common Stock held by the Company until such time as the Class B Common Stock is converted into Class C Common Stock by the Company, including among other things, prohibitions on Curaleaf, Inc.’s organizational documents amendments, changes to the authorized share capital of Curaleaf, Inc., changes to the board of directors of Curaleaf, Inc., material changes to the business conducted by Curaleaf, Inc. or the making of loans or capital expenditures above certain specified thresholds, the whole except with the prior written consent of the Company or as required by applicable laws. Concurrently with the Reorganization, the Company and the Investor, as shareholders of Curaleaf, Inc., entered into a shareholders agreement with respect to Curaleaf, Inc. (the “Shareholders’ Agreement”), to establish, among other things, the rights and obligations arising out of or in connection with the ownership of the Class A Common Stock and the Class B Common Stock. Under the Shareholders’ Agreement, Curaleaf, Inc. holds a call right to repurchase all of the Class A Common Stock issued to the Investor at any time, and the Investor has the right to appoint a director to the Curaleaf, Inc.’s board of directors and a put right exercisable following the occurrence of certain stated events and after the five (5) year anniversary of the Shareholders’ Agreement subject to certain parameters to ensure the maintaining of the TSX Listing.
Please refer to the Section “Corporate Structure - TSX Listing and U.S. Reorganization” of the Annual Information Form for more information about the TSX Listing, the Reorganization and a description of the material terms of the Subscription Agreement, the Protection Agreement and the Shareholders' Agreement. The Annual Information Form as well as copies of the amended and restated articles of Curaleaf, Inc., the Shareholders Agreement and the Protection Agreement are available under the Company's profile on SEDAR+ and on EDGAR.
The terms and conditions set forth in the Protection Agreement and the Shareholders’ Agreement collectively resulted in the Company retaining a controlling financial interest in Curaleaf, Inc. As a result, the Consolidated Financial Statements continue to include all the accounts of Curaleaf, Inc. and its wholly-owned subsidiaries as well as the legal entities in which Curaleaf, Inc., directly or indirectly, holds a controlling financial interest.
The following table presents the wholly-owned subsidiaries of Curaleaf, Inc. as well as the entities in which Curaleaf, Inc., directly or indirectly, held a controlling financial interest as of December 31, 2023 and 2022:

		2023	2022
Business name	Operations Location	Ownership %(1)
CLF AZ, Inc.	AZ	100%	100%
CLF NY, Inc.	NY	100%	100%
Curaleaf CA, Inc.	CA	100%	100%
Curaleaf KY, Inc.	KY	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	OH	100%	100%
Curaleaf PA, LLC	PA	100%	100%
Focused Investment Partners, LLC	MA	100%	100%
CLF Maine, Inc.	ME	100%	100%
PalliaTech CT, Inc.	CT	100%	100%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)	OR	100%	100%
PalliaTech Florida, Inc.	FL	100%	100%
PT Nevada, Inc.	NV	100%	100%
CLF Sapphire Holdings, Inc.	OR	100%	100%
Curaleaf NJ II, Inc.	NJ	100%	100%
Focused Employer, Inc.	MA	100%	100%
GR Companies, Inc.	IL	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	100%
MI Health, LLC	MD	100%	100%
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	UT	100%	100%
Curaleaf Processing, Inc	MA	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf DH, Inc.	CA	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
CLF Holdings Alabama, Inc.	AL	100%	100%
Primary Organic Therapy, Inc (d/b/a Maine Organic Therapy)	ME	100%	—
Windy City Holding Company, LLC*	IL	—	—
Grassroots OpCo AR, LLC*	AR	—	—
Remedy Compassion Center, Inc*	ME	—	—
Broad Horizon Holdings, LLC*	MA	—	—

(1) Based on % of voting interests held by Curaleaf, Inc. with the exception of the entities which Curaleaf, Inc. consolidates as variable interest entities.

* Consolidated by Curaleaf, Inc. as a variable interest entity.
Non-controlling interests (“NCI”)
Non-controlling interests in consolidated subsidiaries represent the component of equity in consolidated subsidiaries held by third parties. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. In addition, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary is initially measured at fair value and the difference between the carrying value and fair value of the retained interest recorded as a gain or loss.
Non-controlling interests with redemption features, such as put options, that are not solely within the Company’s control are considered redeemable non-controlling interests. Redeemable non-controlling interests are considered to be temporary equity and are reported in the mezzanine section between total liabilities and shareholders’ equity in the consolidated balance sheets. Redeemable non-controlling interests are recorded at the greater of carrying value, which is adjusted for the non-controlling interests’ share of net income or loss, or estimated redemption value at the end of the reporting period.